Hybrid bond (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Hybrid bond [Line Items]
Amount	₩ 398,910	₩ 498,660
Korea Western Power [Member] | 1st bond-type hybrid bond [Member]
Hybrid bond [Line Items]
Issue date		Oct. 18, 2012
Amount		₩ 100,000
Korea South-East Power [Member] | 1st bond-type hybrid bond [Member]
Hybrid bond [Line Items]
Issue date	Dec. 07, 2012	Dec. 07, 2012
Maturity date	Dec. 06, 2042	Dec. 06, 2042
Yield (%)	4.38%	4.38%
Amount	₩ 170,000	₩ 170,000
Korea South-East Power [Member] | 2nd bond-type hybrid bond [Member]
Hybrid bond [Line Items]
Issue date	Dec. 07, 2012	Dec. 07, 2012
Maturity date	Dec. 06, 2042	Dec. 06, 2042
Yield (%)	4.44%	4.44%
Amount	₩ 230,000	₩ 230,000
Expense of issuance [Member]
Hybrid bond [Line Items]
Amount	₩ (1,090)	₩ (1,340)